Debt (Details) - Credit facilities ₽ in Millions	12 Months Ended
Dec. 31, 2019 RUB (₽)
Debt
Credit facility balance payable	₽ 1,545
Maximum
Debt
Credit facility limit	3,460
Secured credit facility limit	₽ 2,000
Borrowings maturity	December 2021
Interest rate	30.00%